Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt

The Centuri secured revolving credit and term loan facility and Centuri other debt obligations (not actively traded) are categorized as Level 3, based on significant unobservable inputs to their fair values. Since Centuri’s debt is not publicly traded, fair values for the secured revolving credit and term loan facility and other debt obligations were based on a conventional discounted cash flow methodology and utilizes current market pricing yield curves, across Centuri’s debt maturity spectrum, of other industrial bonds with an assumed credit rating comparable to the Company’s.

December 31,	2014		2013
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Debentures:
Notes, 4.45%, due 2020	$125,000	$133,403	$125,000	$130,953
Notes, 6.1%, due 2041	125,000	157,290	125,000	141,873
Notes, 3.875%, due 2022	250,000	262,030	250,000	252,485
Notes, 4.875%, due 2043	250,000	280,903	250,000	257,280
8% Series, due 2026	75,000	102,296	75,000	96,263
Medium-term notes, 7.59% series, due 2017	25,000	27,573	25,000	28,741
Medium-term notes, 7.78% series, due 2022	25,000	31,144	25,000	30,586
Medium-term notes, 7.92% series, due 2027	25,000	33,695	25,000	31,497
Medium-term notes, 6.76% series, due 2027	7,500	9,156	7,500	8,468
Unamortized discount	(5,223)		(5,560)

	902,277		901,940

Revolving credit facility and commercial paper	150,000	150,000	10,000	10,000

Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Fixed-rate bonds:
5.25% 2003 Series D, due 2038	20,000	20,277	20,000	20,150
5.25% 2004 Series A, due 2034	—	—	65,000	64,522
5.00% 2004 Series B, due 2033	31,200	31,223	31,200	30,284
4.85% 2005 Series A, due 2035	100,000	100,071	100,000	95,192
4.75% 2006 Series A, due 2036	24,855	25,399	24,855	22,974
Unamortized discount	(1,943)		(2,776)

	374,112		438,279

Centuri secured revolving credit and term loan facility	199,267	200,341	—	—
Centuri other debt obligations	31,128	31,127	42,213	42,119

	1,656,784		1,392,432
Less: current maturities	(19,192)		(11,105)

Long-term debt, less current maturities	$1,637,592		$1,381,327

Summary of Effective Interest Rates on Variable-Rate IDRBs

The effective interest rates on the variable-rate IDRBs are included in the table below:

	December 31, 2014	December 31, 2013
2003 Series A	0.85%	1.43%
2008 Series A	0.90%	1.41%
2009 Series A	0.89%	1.01%
Tax-exempt Series A	0.84%	1.07%

Estimated Maturities of Long-Term Debt	Estimated maturities of long-term debt for the next five years are (in thousands):

2015	$19,192
2016	20,991
2017	43,899
2018	16,985
2019	304,328